DBlaine Disciplined Fund
Fund Summary
Investment Objective:
The Fund seeks to provide long term capital growth. Income is a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares under certain circumstances. More information about these and other discounts is available from your financial professional and in the section entitled How to Purchase Shares on page 13 of the Fund’s Prospectus and in the section entitled Purchase, Redemption and Pricing of Shares on page 52 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees DBlaine Disciplined Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	none
Redemption Fee	(2.00%)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses DBlaine Disciplined Fund		Class A	Class I
Management Fees		0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		6.56%	6.56%
Total Annual Fund Operating Expenses		7.41%	7.16%
Fee Waivers and/or Expense Reimbursements	[1]	(6.16%)	(6.16%)
Net Expenses		1.25%	1.00%
[1]	The adviser has contractually agreed to waive receipt of its management fees and/or make payments to limit Fund expenses, until December 31, 2015, so that the total annual operating expenses (excluding brokerage costs; borrowing costs such as interest and dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses) of the Fund do not exceed 1.25% of average Fund assets attributable to Class A shares and 1.00% of average Fund assets attributable to Class I shares. Such fee waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below specified limits, within three years of when the amounts were waived or recouped.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example DBlaine Disciplined Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	621	877
Class I	102	318

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  Since this is a new Fund without an operating history, it has not yet generated any portfolio turnover.

Principal Investment Strategies:

Under normal circumstances, the Fund invests primarily in equity securities of U.S. and foreign issuers that are trading below what the adviser has determined to be the fair value for the security. As part of its principal investment strategy, equity securities are defined as common stock, preferred stock, and American Depositary Receipts (ADRs) or other similar receipts that represent ownership in the securities of foreign issuers. The Fund’s secondary objective of income will be achieved through the dividends received on equity securities owned by the Fund.

Under normal circumstances, the Fund attempts to achieve its investment objective by investing in a focused portfolio of  securities. The proportion of the Fund’s assets invested in each market sector will vary from time to time based upon the Investment Adviser’s assessment of general market and economic conditions. The Fund may invest in, and may shift frequently among, asset classes and market sectors.

To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified”.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s may hold up to 100% of its assets in cash and/or cash equivalents.

The adviser utilizes a proprietary three strategy quantitative screening process that starts with approximately 4,500 stocks that are traded on domestic and foreign exchanges. The quantitative analysis involves over 100 investment and economic related variables and compares the data in such a way to identify companies that are, or have the potential to experience, higher relative investment returns. One screening strategy focuses on large cap companies as defined by the S&P 500 Index and that are often described as value-oriented companies. A second strategy focuses on companies with market capitalization of $150 million or more and exhibit qualities of growth and value-oriented companies. The third strategy focuses on large cap companies as defined by the S&P 500 Index and that are often described as growth-oriented companies. Based on the output from the three quantitative strategies, and through additional technical screening of the companies using criteria such as historical return on equity, profitability and growth rates, the adviser reduces the universe of eligible securities to approximately 200 companies that, in the adviser’s opinion, offer potential for higher relative investment returns. From this universe, the adviser conducts both fundamental and technical analysis (that is looking at historical performance of the companies and analyzing factors such as management expertise, competition, financial strength and demand for the products or services offered by the companies) on a company-by-company basis to identify the approximately 70 holdings that the adviser believes are best poised for growth. While the Fund will tend to invest in larger capitalization companies, the Fund may also invest in small to mid-sized companies when the adviser determines that such companies offer a more attractive prospect for growth than larger sized companies.

Holdings are typically sold once the price of the security reaches what the adviser determines is its fair value. Holdings may also be sold in the event the adviser identifies other investments that offer greater potential for growth or investment return. This may result in a high rate of portfolio turnover a larger portion of any net gains being realized as short-term capital gains.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

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Foreign Risk.  The Fund could be subject to greater risks because the Fund’s performance may depend on factors other than the performance of securities of U.S. issuers including unfavorable changes in currency exchange rates.

•	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole
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Management Risk.  The adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

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Small-Cap and Mid-Cap Risk.  Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

•	Stock Market Risk. Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
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Focused Portfolio and Non-Diversification Risks. The Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent that the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

•	Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.
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Recent Event Risk.  Over the last few years, the market has been extremely volatile, with many different types of investments experiencing significant declines.  There have also been numerous legislative and regulatory responses to these events.  There can be no assurance that such events will not re-occur.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus.   Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.dblainefunds.com or by calling 1-800-628-4077.